Accounts receivable - Net: Movement in provision (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Impairment provision:
Provision bgn	$ 179,639	$ 173,398
Application to provision	369	35,403
Provision impairment	128,000
Valuation IFRS 9		18,284
Provision end	191,766	179,639
Aerostar
Impairment provision:
Application to provision	5,585
Provision impairment		20,128
Airplan
Impairment provision:
Provision impairment	$ 18,081	$ 3,232